METLIFE LOGO

                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700


The Travelers Insurance Company
c/o MetLife
501 Boylston Street
Boston, MA 02116-3700

                                  March 7, 2006


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:   The Travelers Insurance Company
               The Travelers Fund ABD for Variable Annuities
               File No. 811-07465
               --------------------------------------------------

Commissioners:

Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of The Travelers Fund ABD for Variable Annuities of The Travelers Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain series of Capital Appreciation Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000701388, File No. 811-03429.

The annual reports for certain series of High Yield Bond Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000701387, File No. 811-03468.

The annual reports for certain series of Managed Assets Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000706453, File No. 811-03568.

The annual reports for certain series of Money Market Managed Portfolio are incorporated by reference as filed on Form N-CSR, CIK No. 0000355751, File No. 811-03274.

The annual reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The annual reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

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File No. 811-07465
Page 2


The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000941568, File No. 811-07261.

The annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The annual reports for certain series of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The annual reports for certain series of FAM Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No. 811-03290.

The annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The annual reports for certain portfolios of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The annual reports for certain portfolios of Lazard Retirement Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001033669, File No. 811-08071.

The annual reports for certain portfolios of Lord Abbett Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000855396, File No. 811-05876.

The annual reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692.

The annual reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

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File No. 811-07465
Page 3


The annual reports for certain series of Salomon Brothers Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

The annual reports for certain portfolios of Scudder Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The annual reports for certain portfolios of Scudder Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The annual reports for certain portfolios of Travelers Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

The annual reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,

                                        /s/ John E. Connolly, Jr.
                                        John E. Connolly, Jr.
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company